INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventory [Line Items]
Stockpiled ore	$ 157,141	$ 16,559
Leach pad inventory	284,355	171,768
Work-in-process	4,368	1,596
Finished goods	38,661	14,141
Materials and supplies	87,466	35,354
Inventories	571,991	239,418
Stockpiled ore - non-current	(132,912)	0
Materials and supplies - non-current	(1,700)	(1,848)
Current inventories	437,379	237,570
Inventory write-down	7,200	3,300
Inventory write-down, ore stockpiles	8,600	$ 3,600
Copler
Disclosure of inventory [Line Items]
Current ore stockpiled sulfide	12,500
Non-current ore stockpiled sulfide	$ 132,900